Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Liabilities

(8)    Accrued Liabilities

Accrued Liabilities consists of the following:

	March 31,	December 31,
	2024	2023
Accrued liabilities - clinical trials	$3,345	$3,115
Accrued liabilities	2,992	2,790
Accrued bonus	4,662	3,736
Accrued vacation	353	327
Accrued payroll	37	557
Accrued taxes	34	31
Total accrued liabilities	$11,423	$10,556

(8)Accrued Liabilities

Accrued liabilities consists of the following:

	December 31,
	2023	2022
Accrued liabilities - clinical trials	$3,115	$410
Accrued liabilities - other	$2,790	$2,495
Accrued incentives	3,736	2,896
Accrued vacation	327	329
Accrued payroll	557	247
Accrued taxes	$31	$—
	$10,556	$6,377